Right of use assets (Tables)	12 Months Ended
Dec. 31, 2022
Right of use assets
Lease obligations
Right of Use Assets	$80,033
Lease obligations	83,095

Right Of Use Assets
	December 31, 2022
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,847,617	$1,407,743	$439,874
Office Building	1,725,414	915,773	809,641
Printer	9,716	139	9,577
	3,582,747	2,323,655	1,259,092

	December 31, 2021
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,870,808	$1,073,365	$797,443
Office Building	1,805,447	664,372	1,141,075
Printer	17,794	13,060	4,734
	3,694,049	1,750,797	1,943,252